additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Dividends paid to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 329	$ 299	$ 326	$ 299
Redemptions, repayments or payments	(329)	(299)	(655)	(598)
Other	339	315	668	614
Ending	339	315	339	315
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	22	21	45	41
Other	(22)	(21)	(45)	(41)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	329	299	326	299
Redemptions, repayments or payments	(307)	(278)	(610)	(557)
Other	317	294	623	573
Ending	339	315	339	315
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	500	100	100	100
Issued or received		26	407	26
Redemptions, repayments or payments	(400)	(13)	(407)	(19)
Other				6
Ending	100	113	100	113
Long-term debt
Changes in liabilities arising from financing activities
Beginning	15,816	14,049	15,409	13,753
Issued or received	2,422	1,279	3,588	3,440
Redemptions, repayments or payments	(1,617)	(1,147)	(2,534)	(3,042)
Foreign exchange movement (Note 4(i))	(16)	9	(30)	19
Other	66	18	238	38
Ending	16,671	14,208	16,671	14,208
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	15,816	14,049	15,409	13,753
Issued or received	3,976	2,433	5,951	6,238
Redemptions, repayments or payments	(3,171)	(2,301)	(4,897)	(5,840)
Foreign exchange movement (Note 4(i))	(16)	9	(30)	19
Other	66	18	238	38
Ending	16,671	14,208	16,671	14,208
TELUS Corporation notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	12,136	12,094	12,186	11,561
Issued or received	1,674	975	1,674	1,725
Redemptions, repayments or payments				(250)
Foreign exchange movement (Note 4(i))	(70)	43	(122)	81
Other	(25)	(22)	(23)	(27)
Ending	13,715	13,090	13,715	13,090
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,105	843	774	1,140
Issued or received	748	304	1,901	1,618
Redemptions, repayments or payments	(1,554)	(1,154)	(2,363)	(2,798)
Foreign exchange movement (Note 4(i))	(6)	10	(19)	43
Ending	293	3	293	3
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	621	620	620	620
Other			1
Ending	621	620	621	620
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	405	433	419	339
Issued or received			13	97
Redemptions, repayments or payments	(2)	(11)	(21)	(22)
Foreign exchange movement (Note 4(i))	(8)	9	(17)	19
Other	1	1	2	(1)
Ending	396	432	396	432
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,508		1,483
Redemptions, repayments or payments	(64)		(152)
Foreign exchange movement (Note 4(i))	(8)		(13)
Other	118		236
Ending	1,554		1,554
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	41	59	(73)	93
Issued or received	1,554	1,154	2,363	2,798
Redemptions, repayments or payments	(1,551)	(1,136)	(2,361)	(2,770)
Foreign exchange movement (Note 4(i))	76	(53)	141	(124)
Other	(28)	39	22	66
Ending	92	63	92	63
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(1,554)	(1,154)	(2,363)	(2,798)
Redemptions, repayments or payments	$ 1,554	$ 1,154	2,363	$ 2,798
As previously reported | Dividends paid to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning			326
As previously reported | Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning			326
As previously reported | Short-term borrowings
Changes in liabilities arising from financing activities
Beginning			100
As previously reported | Long-term debt
Changes in liabilities arising from financing activities
Beginning			14,028
As previously reported | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			14,028
As previously reported | TELUS Corporation notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			12,186
As previously reported | TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			774
As previously reported | TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			620
As previously reported | TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			419
As previously reported | Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			102
As previously reported | Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			(73)
IFRS 16 effects | Long-term debt
Changes in liabilities arising from financing activities
Beginning			1,381
IFRS 16 effects | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			1,381
IFRS 16 effects | Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning			$ 1,381